Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property and equipment, net
Property and equipment, gross			¥ 8,315,021		¥ 10,894,046
Less: accumulated depreciation			(1,654,196)		(2,362,563)
Property and equipment, net	$ 1,240,853		6,660,825		8,531,483
Depreciation expenses	$ 112,034	¥ 770,290	720,840	¥ 610,976
Fulfillment expenses
Property and equipment, net
Depreciation expenses		402,942	329,945	289,338
Marketing expenses
Property and equipment, net
Depreciation expenses		380	305	296
Technology and content expenses
Property and equipment, net
Depreciation expenses		282,020	312,506	262,073
General and administrative expenses
Property and equipment, net
Depreciation expenses		¥ 84,948	78,084	¥ 59,269
Buildings
Property and equipment, net
Property and equipment, gross			3,892,010		4,113,753
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross			2,340,437		2,709,502
Leasehold improvements
Property and equipment, net
Property and equipment, gross			372,702		407,330
Motor vehicles
Property and equipment, net
Property and equipment, gross			414,247		422,902
Software
Property and equipment, net
Property and equipment, gross			108,468		60,858
Construction in process
Property and equipment, net
Property and equipment, gross			¥ 1,187,157		¥ 3,179,701